Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INVESTMENT CORP
Prospectus Date	rr_ProspectusDate	May 01, 2019
Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Value Fund May 1, 2019
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees  (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/> (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 29.58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.58%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The Fund may concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. Currently, the Fund has a concentration in the stocks of financial companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations of less than $5.0 billion.
  At least 80% of the Fund’s total assets are invested in small-cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to approximately the same extent that its comparative index does, the Fund bears concentration risk.
  Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.
  Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.
  Financial Industry risk: Companies in the financial industry are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

		The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the annual return and average annual returns of the Fund.<br/><br/>The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of a broad-based, unmanaged index for those periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-468-3785
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.mutualofamerica.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Third quarter 2009	17.19%
Worst	Third quarter 2011	(18.58)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2018)
Small Cap Value Fund | Small Cap Value Fund Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	459
10 Years	rr_ExpenseExampleYear10	1,044
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	262
5 Years	rr_ExpenseExampleNoRedemptionYear05	459
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,044
2009	rr_AnnualReturn2009	29.28%
2010	rr_AnnualReturn2010	27.72%
2011	rr_AnnualReturn2011	(2.46%)
2012	rr_AnnualReturn2012	15.46%
2013	rr_AnnualReturn2013	29.35%
2014	rr_AnnualReturn2014	5.17%
2015	rr_AnnualReturn2015	(3.40%)
2016	rr_AnnualReturn2016	20.04%
2017	rr_AnnualReturn2017	8.29%
2018	rr_AnnualReturn2018	(14.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.58%)
Past One Year	rr_AverageAnnualReturnYear01	(14.57%)
Past Five Years	rr_AverageAnnualReturnYear05	2.44%
Past Ten Years	rr_AverageAnnualReturnYear10	10.49%
Small Cap Value Fund | Russell 2000 Value® Index (Index reflects no deduction for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(12.86%)
Past Five Years	rr_AverageAnnualReturnYear05	3.61%
Past Ten Years	rr_AverageAnnualReturnYear10	10.40%